Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)
Cash flows from operating activities
Net income/(loss)	¥ (5,025,494)	$ (777,893)	¥ (768,642)	¥ 166,203
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation	161,703	25,030	209,663	152,801
Amortization	11,549	1,788	38,302	23,081
Share-based compensation	42,862	6,635	137,986	71,532
Lease expense to reduce operating lease right-of -use assets			461,423
Income from investments			(24,831)	(50,746)
Share of net (income)/loss from equity investees			17,977	28,325
Gain from disposal of long-term investments			(50,407)	(15,403)
Gain from disposal of subsidiaries			(9,390)	(8,805)
Loss from disposal of a business			21,699
Impairment of other receivables	552,159	85,468	52,428
Losses on extinguishment of debt securities			153,061
Impairment of long-term investments	3,821,885	591,586	161,605	10,000
Investments fair value change				(12,854)
Gain from step acquisitions			(594)	(1,897)
Contingent consideration fair value change			3,644	5,124
Loss on disposal of property and equipment			5,889	940
Changes in operating assets and liabilities:
Prepayments and other current assets	281,943	43,642	166,339	(257,262)
Amount due from a related party			(491)
Deferred tax assets	191,721	29,676	(86,521)	(38,355)
Other non-current assets	(36,842)	(5,703)	31,901	(68,782)
Accrued expenses and other current liabilities	(11,331)	(1,754)	(85,284)	297,288
Income taxes payable	(49,503)	(7,663)	16,323	36,924
Prepayments from customers	210,933	32,650	239,557	(4,497)
Operating lease liabilities			(451,916)
Amount due to a related party	(13,242)	(2,050)	803
Unrecognized tax benefit			168	11,757
Net cash provided by operating activities	138,343	21,412	240,692	345,374
Cash flows from investing activities
Purchase of short-term investments	(104,000)	(16,098)	(582,573)	(820,005)
Proceeds from disposal of short-term investments	65,042	10,068	404,859	1,191,505
Income from short-term investments	242	37	7,110	11,451
Purchase of long-term investments	(88,975)	(13,772)	(180,983)	(1,120,706)
Proceeds from disposal of long-term investments				64,432
Purchase of property and equipment	(20,508)	(3,174)	(193,166)	(283,964)
Proceeds from disposal of property and equipment	252	39		518
Amounts due from third parties			(284,618)	(237,059)
Amount due from a related party			(1,650)	(2,250)
Acquisition of subsidiaries, net of cash acquired			(87,926)	(138,749)
Disposal of subsidiaries, net of cash disposed			12,016	(57,508)
Net cash used in investing activities	(147,947)	(22,900)	(906,931)	(1,392,335)
Cash flows from financing activities
Proceeds from bank loans	498,574	77,174	803,817	1,257,472
Repayment of bank loans	(1,439,972)	(222,892)	(322,418)	(95,000)
Proceeds from issuance of convertible senior notes, net of issuance costs			246,113
Acquisition of non-controlling interests			(8,834)	(70,908)
Disposal of non-controlling interests				98,100
Capital contributed from non-controlling interests	2,000	310	250	690
Distribution to non-controlling interests	(3,362)	(520)	(7,056)	(980)
Distribution to shareholders
Proceeds from exercise of share options	7,570	1,172	7,776	2,744
Share repurchase			(70,889)	(203,760)
Net cash provided by financing activities	(935,190)	(144,756)	648,759	988,358
Effect of exchange rate changes	(15,848)	(2,453)	(23,647)	34,268
Net increase/(decrease) in cash and cash equivalents and restricted cash	(960,642)	(148,697)	(41,127)	(24,335)
Cash and cash equivalents and restricted cash, at the beginning of year	1,345,285	208,236	1,386,412	1,410,747
Cash and cash equivalents and restricted cash, at the end of year	384,643	59,539	1,345,285	1,386,412
Supplemental disclosure of cash flow information:
Interest paid	87,711	13,577	107,184	40,682
Income tax paid	53,532	8,286	29,826	98,114
Supplemental disclosure of non-cash activities:
Operating lease liabilities arising from obtaining right-of-use assets			313,225
Supplemental disclosure of non-cash investing activities:
Acquisition of subsidiaries with conversion of previously held long-term investments in and loans to the subsidiaries			556,891
Purchase of property and equipment included in accrued expenses and other current liabilities	1,188	184	36,363	29,467
Purchase of long-term investments included in accrued expenses and other current liabilities			1,336	37,093
Contingent consideration for business acquisition included in other non-current liabilities			¥ 47,084	¥ 91,440